Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Accumulated deficit	$ (2,089,387)		$ (2,688,769)
Cash	$ 261,476	$ 134,543	78,784	$ 254,688
Deferred offering costs			$ 89,803
Anti-dilutive potential common share (in Shares)	1,413,750	1,342,750